Operating Segments - Summary of Bank's Financial Results by Geographic Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018		Oct. 31, 2017
Disclosure of geographical areas [line items]
Net interest income	$ 17,177	[1]	$ 16,191	[1]	$ 15,035
Non-interest income	13,857		12,584		12,120
Total revenues	31,034		28,775		27,155
Provision for credit losses	3,027		2,611		2,249
Non-interest expenses	16,737		15,058		14,630
Income tax expense	2,472		2,382		2,033
Net income	8,798	[1]	8,724	[1]	8,243
Net income attributable to non-controlling interests in subsidiaries	408		176		238
Net income attributable to equity holders of the Bank	8,390		8,548		8,005
Total average assets	1,056,000		946,000		913,000
Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	17,177		16,191		15,035
Non-interest income	13,857		12,584		12,120
Total revenues	31,034		28,775		27,155
Provision for credit losses	3,027		2,611		2,249
Non-interest expenses	16,737		15,058		14,630
Income tax expense	2,472		2,382		2,033
Net income	8,798		8,724		8,243
Net income attributable to non-controlling interests in subsidiaries	408		176		238
Net income attributable to equity holders of the Bank	8,390
Total average assets	1,056,000		946,000		913,000
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	7,630		7,780		7,382
Non-interest income	7,435		6,805		6,753
Total revenues	15,065		14,585		14,135
Provision for credit losses	981		802		906
Non-interest expenses	8,261		7,683		7,820
Income tax expense	952		1,310		882
Net income	4,871		4,790		4,527
Net income attributable to non-controlling interests in subsidiaries	18
Net income attributable to equity holders of the Bank	4,853		4,790		4,527
Total average assets	607,000		565,000		554,000
United States [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	720		691		460
Non-interest income	1,189		843		830
Total revenues	1,909		1,534		1,290
Provision for credit losses	(16)		(34)		(14)
Non-interest expenses	870		701		606
Income tax expense	267		220		147
Net income	788		647		551
Net income attributable to equity holders of the Bank	788		647		551
Total average assets	149,000		119,000		111,000
Mexico [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,684		1,561		1,380
Non-interest income	671		613		536
Total revenues	2,355		2,174		1,916
Provision for credit losses	335		239		193
Non-interest expenses	1,306		1,196		1,123
Income tax expense	121		76		125
Net income	593		663		475
Net income attributable to non-controlling interests in subsidiaries	14		17		12
Net income attributable to equity holders of the Bank	579		646		463
Total average assets	37,000		32,000		28,000
Peru [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,576		1,378		1,287
Non-interest income	790		662		635
Total revenues	2,366		2,040		1,922
Provision for credit losses	523		351		329
Non-interest expenses	846		770		762
Income tax expense	248		235		225
Net income	749		684		606
Net income attributable to non-controlling interests in subsidiaries	(11)		12		11
Net income attributable to equity holders of the Bank	760		672		595
Total average assets	28,000		24,000		24,000
Chile [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,613		1,117		817
Non-interest income	806		565		409
Total revenues	2,419		1,682		1,226
Provision for credit losses	436		498		145
Non-interest expenses	1,166		837		630
Income tax expense	185		51		77
Net income	632		296		374
Net income attributable to non-controlling interests in subsidiaries	179		28		53
Net income attributable to equity holders of the Bank	453		268		321
Total average assets	51,000		33,000		23,000
Colombia [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,017		839		710
Non-interest income	603		484		455
Total revenues	1,620		1,323		1,165
Provision for credit losses	362		511		337
Non-interest expenses	919		723		620
Income tax expense	106		39		71
Net income	233		50		137
Net income attributable to non-controlling interests in subsidiaries	107		16		60
Net income attributable to equity holders of the Bank	126		34		77
Total average assets	13,000		12,000		11,000
Caribbean And Central America [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	2,143		2,028		2,065
Non-interest income	1,007		968		968
Total revenues	3,150		2,996		3,033
Provision for credit losses	352		211		215
Non-interest expenses	1,931		1,795		1,786
Income tax expense	319		175		226
Net income	548		815		806
Net income attributable to non-controlling interests in subsidiaries	101		102		102
Net income attributable to equity holders of the Bank	447		713		704
Total average assets	42,000		40,000		41,000
Other International [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	794		797		934
Non-interest income	1,356		1,644		1,534
Total revenues	2,150		2,441		2,468
Provision for credit losses	54		33		138
Non-interest expenses	1,438		1,353		1,283
Income tax expense	274		276		280
Net income	384		779		767
Net income attributable to non-controlling interests in subsidiaries			1
Net income attributable to equity holders of the Bank	384		778		767
Total average assets	$ 129,000		$ 121,000		$ 121,000

[1]	The amounts for years ended October 31, 2019 and October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated.